Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income and Social Contribution Taxes recoverable

	2018	2017
Income tax	253	231
Social contribution tax	140	130
	393	361

Current	387	340

Non-current	6	21

	2018	2017
Current
Income tax	83	88
Social contribution tax	29	27

	112	115

Summary of Deferred Income and Social Contribution Taxes

The Company has deferred taxed assets from unused tax loss carryforwards, negative base for the Social Contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the Social Contribution tax), as follows:

	2018	2017
Deferred tax assets
Tax loss carryforwards	373	524
Provisions for contingencies	218	218
Provisions for losses on investments	609	335
Operating provisions	455	539
Provisions for profit sharing	25	1
Post-employment obligations	1,477	1,179
Estimated provision for doubtful receivables	279	207
Taxes with suspended liability	—	14
Onerous concession	8	8
Adjustment to fair value: Swap/Loss	—	13
Others	27	14

Total	3,471	3,052

Deferred tax liabilities
Funding cost	(25)	(31)
Deemed cost	(239)	(276)
Acquisition costs of equity interests	(501)	(464)
Borrowing costs capitalized	(168)	(166)
Taxes on revenues not redeemed – Presumed Profit accounting method	(5)	(1)
Adjustment to expectation of cash flow – Concession assets	(804)	(937)
Adjustment to fair value: Swap/Gains	(277)	(1)
Others	(33)	(40)

Total	(2,052)	(1,916)

Total, net	1,419	1,136

Total assets	2,147	1,871
Total liabilities	(728)	(735)

Summary of Changes in Deferred Income and Social Contribution Taxes

The changes in deferred income and social contribution taxes were as follows:

Consolidated
Balance at December 31, 2015	809
Effects allocated to Statement of income	141
Effects allocated to Statement of comprehensive income	265
Balance at Dec. 31, 2016	1,215
Effects allocated to Statement of income	(198)
Effect allocated to Statement of comprehensive income Net loss (gain) on actuarial restatement	133
Variations in deferred tax assets and liabilities	(14)

Balance at Dec. 31, 2017	1,136

Effects allocated to Statement of income – continuing operations	(16)
Effect allocated to Statement of comprehensive income
Re-measurement of defined-benefit plan obligations	239
Effects allocated to Equity
First-time adoption of IFRS 9 – effects allocated to equity (Note 2.5)	51
Reversal of deemed cost	18
Transfer to assets held for sale	(3)
Variations in deferred tax assets and liabilities	(3)
Deferred taxes arising from business combination	(3)

Balance at December 31, 2018	1,419

Summary of Estimated Balance of Deferred Tax Asset	The Company estimated that the balance of deferred tax asset as of December 31, 2018 will be realized, as follows:

2019	567
2020	566
2021	542
2022	547
2023	492
2024 to 2026	458
2027 to 2028	299

3,471

Summary of Reconciliation of Statutory on Income and Social Contribution Taxes

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the Statement of income:

	2018	2017	2016
Profit before income and Social Contribution taxes	1,978	1,646	367
Income tax and Social Contribution tax – nominal expense (34%)	(672)	(560)	(125)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method (net of effects of Interest on Equity)	(61)	(129)	(132)
Interest on Equity	71	—	129
Gain on dilution of an equity interest	—	8
Deduction – Intangible assets of concession amortized – capital gain –Taesa	—	—	20
Non-deductible contributions and donations	(6)	(6)	(4)
Tax incentives	29	11	3
Tax credits not recognized	(1)	—	5
Difference between Presumed Profit and Real Profit	89	81	126
Non-deductible penalties	(12)	(14)	(16)
Excess reactive power and demand	—	(2)	(12)
Others	(36)	(33)	(27)

Income tax and Social Contribution – effective gain (expense)	(599)	(644)	(33)

Current tax	(583)	(446)	(174)
Deferred tax	(16)	(198)	141

	(599)	(644)	(33)

Effective rate	30.30%	39.13%	8.99%